Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-41701
Entity Registrant Name	NEWTON GOLF COMPANY, INC.
Entity Central Index Key	0001934245
Entity Tax Identification Number	82-4938288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Calle San Pablo
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012
City Area Code	855
Local Phone Number	774-7888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NWTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false